FINANCIAL RISK MANAGEMENT - CREDIT RISK - LOSS PROVISION FOR TRADE RECEIVABLES (Details) - Trade receivables [member] - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of loss provision for financial assets [line items]
At beginning of period	¥ 61,212	¥ 66,907
Receivables written off during the year as uncollectible	(77)	(6)
Reversal of impairment loss provision	0	(5,689)
At end of period	¥ 61,135	¥ 61,212